Other liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities [Abstract]
Other Liabilities
25. Other liabilities

	December 31, 2021	December 31, 2020
Cash dividends payable (see note 26)	28,000,000	21,886,532
Miscellaneous creditors	13,595,845	13,319,566
Other collections and withholdings	8,567,627	7,794,522
Short term personnel benefits	8,899,189	7,614,723
Advance collections	8,159,014	7,483,783
Other taxes payable	2,503,179	2,036,103
Contract liabilities	368,351	604,402
Long term personnel benefits	555,063	594,259
Social security payable	80,647	149,944
Others	172,335	135,668

TOTAL	70,901,250	61,619,502